Current and Future Income Taxes - Effective Income Tax Differ Statutory Income Tax (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current and Future Income Taxes [Abstract]
Tax recovery at statutory income tax rates	$ (989,430)	$ (2,818,834)	$ (324,049)
Permanent differences	110,113	979,359	133,365
Effect of rate differentials between jurisdictions	149,219	320,965
Effect of tax rate changes on future taxes		(305,647)
Other	(8,713)		13,087
Change in valuation allowance	738,811	1,824,157	177,597
Income tax expense benefit